SUBSEQUENT EVENTS AFTER 30th JUNE, 2019	9 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS AFTER 30th JUNE, 2019
NOTE 12 - SUBSEQUENT EVENTS AFTER 30th JUNE, 2019	NONE.